SCHEDULE OF NET INCOME (LOSS) PER SHARE PRESENTED STATEMENTS OF OPERATIONS (Details) - USD ($)	1 Months Ended	3 Months Ended				7 Months Ended	9 Months Ended	10 Months Ended
	Mar. 31, 2023	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Net income	$ (3,105)	$ 825,358	$ 816,754	$ 786,362	$ 573,444	$ 570,338	$ 2,428,474	$ 1,484,790
Accretion of temporary equity into redemption value (interest earned)		(952,787)			(760,871)	(760,871)	(2,818,129)
Accretion of temporary equity into redemption value					(7,520,591)	(7,520,591)		(7,591,500)
Net loss including accretion of equity into redemption value		$ (127,429)			$ (7,708,018)	$ (7,711,124)	$ (389,655)
Interest earned on investment held in Trust Account								(1,729,358)
Net loss including accretion of common stock to redemption value								$ (7,836,068)